INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (394,596)	$ (238,016)
Intangible assets, net	401,549	558,226
Amortization expense	163,813	175,807	$ 76,666
Copy rights
INTANGIBLE ASSETS, NET
Intangible assets, gross	730,810	752,288
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 65,335	$ 43,954